Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013 Minimum	Jul. 31, 2013 Maximum	Jul. 31, 2013 Before Extension	Jul. 31, 2013 After Extension	Dec. 31, 2013 Scenario 1	Jul. 31, 2013 Scenario 1 Minimum	Jul. 31, 2013 Scenario 1 Maximum	Dec. 31, 2013 Scenario 2	Jul. 31, 2013 Scenario 2 Minimum	Jul. 31, 2013 Scenario 2 Maximum	Dec. 31, 2013 Swingline Subfacility	Dec. 31, 2013 Letter of Credit	Dec. 31, 2013 Multicurrency borrowing sublimit
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	$ 500,000												$ 65,000	$ 50,000	$ 75,000
Revolving credit agreement maturity date					Apr. 27, 2017	Jul. 01, 2018
Basis spread							1.25%	0.875%	2.50%	0.25%	0.00%	1.50%
Commitment fee percentage on unused portion of the commitment	0.175%		0.125%	0.35%
Outstanding amount under revolving credit agreement	$ 230,044	$ 316,182